Receivables (Tables)	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Schedule of financing receivables
A summary of financing receivables included in the consolidated balance sheets as of December 31, 2019 and 2018 is as follows:

	2019	2018
	(in millions)
Retail	$9,218	$9,350
Wholesale	10,081	9,749
Other	129	68
Total	$19,428	$19,167

Schedule of maturities of financing receivables	Contractual maturities of financing receivables as of December 31, 2019 are as follows:

Amount
(in millions)
2020	$12,608
2021	2,247
2022	1,918
2023	1,410
2024	1,019
2025 and thereafter	226
Total	$19,428

Schedule of aging of receivables
The aging of financing receivables as of December 31, 2019 and 2018 is as follows (in millions):

	2019
	31-60 Days Past Due	61-90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Performing	Non Performing	Total
Retail

North America	$24	$4	$—	$28	$6,123	$6,151	$16	$6,167
Europe	—	—	—	—	136	136	—	136
South America	9	2	6	17	1,974	1,991	18	2,009
Rest of World	3	1	2	6	900	906	—	906
Total Retail	$36	$7	$8	$51	$9,133	$9,184	$34	$9,218
Wholesale
North America	$—	$—	$—	$—	$3,641	$3,641	$26	$3,667
Europe	24	9	7	40	4,857	4,897	—	4,897
South America	2	—	1	3	829	832	55	887
Rest of World	5	3	$6	14	616	630	—	630
Total Wholesale	$31	$12	$14	$57	$9,943	$10,000	$81	$10,081

	2018
	31-60 Days Past Due	61-90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Performing	Non Performing	Total
Retail

North America	$21	$5	$—	$26	$6,285	$6,311	$12	$6,323
Europe	1	—	10	11	164	175	40	215
South America	11	9	7	27	1,885	1,912	83	1,995
Rest of World	2	1	—	3	814	817	—	817
Total Retail	$35	$15	$17	$67	$9,148	$9,215	$135	$9,350
Wholesale
North America	$—	$—	$—	$—	$3,613	$3,613	$18	$3,631
Europe	20	9	—	29	4,727	4,756	—	4,756
South America	—	—	—	—	656	656	—	656
Rest of World	7	3	—	10	696	706	—	706
Total Wholesale	$27	$12	$—	$39	$9,692	$9,731	$18	$9,749

Schedule of allowance for credit loss
Allowance for credit losses activity for the three years ended December 31, 2019, 2018 and 2017 is as follows (in millions):

	December 31, 2019
	Retail	Wholesale
Opening balance	$326	$164
Provision	44	12
Charge-offs, net of recoveries	(51)	(18)
Foreign currency translation and other	(20)	1
Ending balance	299	159
Ending balance: Individually evaluated for impairment	194	125
Ending balance: Collectively evaluated for impairment	105	34
Receivables:
Ending balance	9,218	10,081
Ending balance: Individually evaluated for impairment	326	278
Ending balance: Collectively evaluated for impairment	$8,892	$9,803

	December 31, 2018
	Retail	Wholesale
Opening balance	$383	$200
Provision	53	(5)
Charge-offs, net of recoveries	(85)	(15)
Foreign currency translation and other	(25)	(16)
Ending balance	326	164
Ending balance: Individually evaluated for impairment	204	135
Ending balance: Collectively evaluated for impairment	122	29
Receivables:
Ending balance	9,350	9,749
Ending balance: Individually evaluated for impairment	359	314
Ending balance: Collectively evaluated for impairment	$8,991	$9,435

	December 31, 2017
	Retail	Wholesale
Opening balance	$374	$200
Provision	72	11
Charge-offs, net of recoveries	(103)	(15)
Foreign currency translation and other	40	4
Ending balance	383	200
Ending balance: Individually evaluated for impairment	212	164
Ending balance: Collectively evaluated for impairment	171	36
Receivables:
Ending balance	9,725	10,001
Ending balance: Individually evaluated for impairment	347	540
Ending balance: Collectively evaluated for impairment	$9,378	$9,461

Schedule of financing receivable impairment
Financing receivables are considered impaired when it is probable the Company will be unable to collect all amounts due according to the contractual terms. Receivables reviewed for impairment generally include those that are either past due, have provided bankruptcy notification, or require significant collection efforts. Impaired receivables are generally classified as non-performing.

	2019				2018
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Investment	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Investment
	(in millions)
With an allowance recorded
Retail
North America	$40	$38	$21	$41	$31	$30	$16	$33
Europe	$199	$199	$148	$214	$234	$234	$167	$249
South America	$80	$80	$22	$86	$91	$91	$20	$88
Rest of World	$7	$7	$3	$4	$3	$3	$1	$4
Wholesale
North America	$29	$29	$3	$37	$25	$23	$5	$27
Europe	$226	$226	$94	$224	$256	$256	$107	$260
South America	$19	$11	$16	$22	$23	$14	$16	$26
Rest of World	$4	$4	$12	$7	$10	$10	$7	$9
Total
Retail	$326	$324	$194	$345	$359	$358	$204	$374
Wholesale	$278	$270	$125	$290	$314	$303	$135	$322

Schedule of carrying amount of restricted assets
At December 31, 2019 and 2018, the carrying amount of such restricted receivables included in financing receivables above are the following (in millions):

	2019	2018
Retail note and finance lease receivables	$6,340	$6,371
Wholesale receivables	7,266	7,052
Total	$13,606	$13,423